INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
INCOME TAXES
14.	INCOME TAXES

AirMedia is a tax-exempted company incorporated in the Cayman Islands.

Broad Cosmos and Excel Lead are tax-exempted company incorporated in the British Virgin Islands.

AM China and Glorious Star did not have any assessable profits arising in or derived from Hong Kong for the years ended December 31, 2011, 2012 and 2013, and accordingly no provision for Hong Kong Profits Tax was made in these years.

The Group's subsidiaries in the PRC are all subject to PRC Enterprise Income Tax ("EIT") on the taxable income in accordance with the relevant PRC income tax laws and regulations. The EIT rate for the Group's operating in PRC was 25% with the following exceptions.

AM Technology qualified for the High and New -Tech Enterprise ("HNTE") status that would allow for a reduced 15% tax rate under EIT Law since year 2006. AM Technology was subject to an EIT rate of 15% in 2011, 2012 and 2013, and is expected to be subject to an EIT rate of 15% as long as it maintains its status as a HNTE.

Shenzhen AM is subject to EIT on the taxable income at the gradual rate, which is 24% in 2011, and 25% in 2012 and thereafter, according to transitional rules of the New EIT Law. Since Shenzhen AM is also qualified as a "manufacturing foreign-invested enterprise" incorporated prior to the effectiveness of the New EIT Law, it is further entitled to the EIT rates of 12%, 12.5% and 25% for the year 2011, 2012 and 2013, respectively.

Hainan Jinhui is subject to EIT on the taxable income at the gradual rate, which is 24% in 2011, and 25% in 2012 and thereafter, according to transitional rules of the New EIT Law.

Xi'an AM qualified as a "Software Enterprise" in August 2008 by Technology Information Bureau of Shaanxi province, and therefore is entitled to a two-year exemption from the EIT commencing from its first profitable year and a 50% deduction of 25% EIT rate for the succeeding three years, with approved by the relevant tax authorities. As Xi'an AM first made profit in 2009, it was exempted from EIT in 2009 and 2010, and enjoys the preferential income tax rate of 12.5% from 2011 to 2013.

Income tax benefits/(expenses) are as follows:

	For the years ended December 31,
	2011	2012	2013

Income tax (expenses)/benefits:
Current	$(1,585)	$(4,324)	$(2,250)
Deferred	1,319	1,831	3,963
Total	$(266)	$(2,493)	$1,713

The principal components of the Group's deferred income tax assets and liabilities are as follows:

	As of December 31,
	2012	2013

Deferred tax assets:
Current
Allowance for doubtful accounts	$1,338	$2,003
Accrued payroll	1,107	1,046
Employee education fee excess	-	24
Valuation allowance	(381)	(297)
Deferred tax assets - current	2,064	2,776

Non-current
Depreciation of property and equipment	689	622
Amortization of intangible assets and concession fees	4,440	5,476
Taxable loss arising from a disposal of an equity method investment	217	-
Net operating loss carry forwards	11,063	13,231
Valuation allowance	(8,062)	(7,575)
Deferred tax assets - non-current	8,347	11,754

Deferred tax liabilities:
Non-current
Acquired intangible assets	380	361
Total deferred tax liabilities	$380	$361

The valuation allowance provided as of December 31, 2013 relates to the deferred tax assets generated by Shenzhen AM, AirTV United, AM Jinshi, AM Jiaming, AM Wenzhou, TJ Jinshi and Dongding, and was recognized based on the Group's estimates of the future taxable income of these entities, because the Group believes that either it is more likely than not that the deferred tax assets for these entities will not be realized as it does not expect to generate sufficient taxable income in future, or the amount involved is not significant. The Group's subsidiaries in the PRC had total net operating loss carry forwards of $52,175 as of December 31, 2013. The net operating loss carry forwards for the PRC subsidiaries will expire on various dates through 2018.

Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2011	2012	2013

Net loss before provision for income taxes	$(12,657)	$(29,770)	$(13,164)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(3,164)	(7,443)	(3,291)

Expenses not deductible for tax purposes:
Entertainment expenses exceeded the tax limit	180	315	321
Goodwill impairment	-	5,153	-
Tax effect of tax losses not recognized	-	2,791	346
Tax effect of deductible temporary difference not recognized	-	1,425	1,972
Changes in valuation allowance	3,213	(471)	(571)
Effect of preferential tax rates granted to PRC entities	(819)	(675)	(1,079)
Effect of income tax rate difference in other jurisdictions	856	1,398	589
Income tax expenses/(benefits)	$266	$2,493	$(1,713)
Effective tax rates	(2.1)%	(8.4)%	13.0%

If the Group's subsidiaries, VIEs and VIEs' subsidiaries in the PRC were not in a tax holiday period in the years ended December 31, 2011, 2012 and 2013, the impact to net loss per share amounts would be as follows:

	For the years ended December 31,
	2011	2012	2013

Increase in income tax expenses	$819	$675	$1,079
Decrease in net loss per ordinary share-basic	0.01	0.01	0.01
Decrease in net loss per ordinary share-diluted	0.01	0.01	0.01

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2011, 2012 and 2013. The Group did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2011, 2012 and 2013.

Since the commencement of operations in August 2005, only AM Technology and Shenzhen AM have been subjected to a tax examination by the relevant PRC tax authorities. The Group's subsidiaries, VIEs and VIEs' subsidiaries remain subject to tax examinations at the tax authority's discretion.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group's overall operations, and more specifically, with regard to tax residency status. New EIT Law includes a provision specifying that legal entities organized outside of China will be considered residents for Chinese income tax purposes if the place of effective management or control is within China. The Implementation Rules to the New EIT Law provide that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within China. Additional guidance is expected to be released by the Chinese government in the near future that may clarify how to apply this standard to tax payers. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that its legal entities organized outside of China should be treated as residents for New EIT Law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial report over tax basis, including those differences attributable to a more than 50% interest in a subsidiary. However, the Company's subsidiaries located in the PRC had been in loss position and had accumulated deficit as of December 31, 2011, 2012 and 2013, and the tax basis for the investment was greater than the carrying value of this investment. A deferred tax asset should be recognized for this temporary difference only if it is apparent that the temporary difference will reverse in the foreseeable future. Absent of evidence of a reversal in the foreseeable future, no deferred tax asset for such temporary difference was recorded.

Aggregate undistributed earnings of the Company's subsidiaries located in the PRC that are available for distribution to the Company are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. The Chinese tax authorities have also clarified that distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.